FINANCIAL INSTRUMENTS - Fair Value Measurement of Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 41,019	$ 11,493
Financial liabilities	(39,711)	(10,058)
Recurring
Disclosure of detailed information about financial instruments [line items]
Financial assets	25,864	9,100
Financial liabilities	(1,098)	(13)
Recurring | Derivative liabilities | Fair value through profit or loss:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(29)
Recurring | Funds withheld liabilities | Fair value through profit or loss:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(10)
Recurring | Separate account liabilities | Available for sale:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,059)
Recurring | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,457	1,425
Financial liabilities	(335)	0
Recurring | Level 1 | Derivative liabilities | Fair value through profit or loss:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(20)
Recurring | Level 1 | Funds withheld liabilities | Fair value through profit or loss:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Recurring | Level 1 | Separate account liabilities | Available for sale:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(315)
Recurring | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	23,257	7,210
Financial liabilities	(734)	(13)
Recurring | Level 2 | Derivative liabilities | Fair value through profit or loss:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(9)
Recurring | Level 2 | Funds withheld liabilities | Fair value through profit or loss:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(10)
Recurring | Level 2 | Separate account liabilities | Available for sale:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(715)
Recurring | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,150	465
Financial liabilities	(29)	0
Recurring | Level 3 | Derivative liabilities | Fair value through profit or loss:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Recurring | Level 3 | Funds withheld liabilities | Fair value through profit or loss:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Recurring | Level 3 | Separate account liabilities | Available for sale:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(29)
Recurring | Fair value through profit or loss: | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(1)
Recurring | Fair value through profit or loss: | Funds withheld liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(12)
Recurring | Fair value through profit or loss: | Level 1 | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Recurring | Fair value through profit or loss: | Level 1 | Funds withheld liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Recurring | Fair value through profit or loss: | Level 2 | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(1)
Recurring | Fair value through profit or loss: | Level 2 | Funds withheld liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(12)
Recurring | Fair value through profit or loss: | Level 3 | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Recurring | Fair value through profit or loss: | Level 3 | Funds withheld liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Recurring | Fair value through profit or loss: | Bonds
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,196	1,848
Recurring | Fair value through profit or loss: | Bonds | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Fair value through profit or loss: | Bonds | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,196	1,848
Recurring | Fair value through profit or loss: | Bonds | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Fair value through profit or loss: | Asset-backed securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	228	115
Recurring | Fair value through profit or loss: | Asset-backed securities | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Fair value through profit or loss: | Asset-backed securities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	228	115
Recurring | Fair value through profit or loss: | Asset-backed securities | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Fair value through profit or loss: | Preferred shares
Disclosure of detailed information about financial instruments [line items]
Financial assets	14	4
Recurring | Fair value through profit or loss: | Preferred shares | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	14	4
Recurring | Fair value through profit or loss: | Preferred shares | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Fair value through profit or loss: | Preferred shares | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Fair value through profit or loss: | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	24	146
Recurring | Fair value through profit or loss: | Derivative assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	3	9
Recurring | Fair value through profit or loss: | Derivative assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	21	137
Recurring | Fair value through profit or loss: | Derivative assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Fair value through profit or loss: | Reinsurance funds withheld
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,861	4,650
Recurring | Fair value through profit or loss: | Reinsurance funds withheld | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Fair value through profit or loss: | Reinsurance funds withheld | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,861	4,650
Recurring | Fair value through profit or loss: | Reinsurance funds withheld | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Available for sale: | Bonds
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,511	1,540
Recurring | Available for sale: | Bonds | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	587	1,165
Recurring | Available for sale: | Bonds | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,555	375
Recurring | Available for sale: | Bonds | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	369	0
Recurring | Available for sale: | Asset-backed securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	720	53
Recurring | Available for sale: | Asset-backed securities | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Available for sale: | Asset-backed securities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	621	53
Recurring | Available for sale: | Asset-backed securities | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	99	0
Recurring | Available for sale: | Preferred shares
Disclosure of detailed information about financial instruments [line items]
Financial assets	70	14
Recurring | Available for sale: | Preferred shares | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	31	3
Recurring | Available for sale: | Preferred shares | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	1
Recurring | Available for sale: | Preferred shares | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	39	10
Recurring | Available for sale: | Private debt
Disclosure of detailed information about financial instruments [line items]
Financial assets	209	208
Recurring | Available for sale: | Private debt | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Available for sale: | Private debt | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Available for sale: | Private debt | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	209	208
Recurring | Available for sale: | Common shares
Disclosure of detailed information about financial instruments [line items]
Financial assets	538	275
Recurring | Available for sale: | Common shares | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	494	244
Recurring | Available for sale: | Common shares | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	41	31
Recurring | Available for sale: | Common shares | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	3	0
Recurring | Available for sale: | Private equity and other
Disclosure of detailed information about financial instruments [line items]
Financial assets	297	247
Recurring | Available for sale: | Private equity and other | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	13	0
Recurring | Available for sale: | Private equity and other | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Available for sale: | Private equity and other | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	284	$ 247
Recurring | Available for sale: | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	19
Recurring | Available for sale: | Other invested assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Recurring | Available for sale: | Other invested assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	19
Recurring | Available for sale: | Other invested assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Recurring | Available for sale: | Separate account assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,059
Recurring | Available for sale: | Separate account assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	315
Recurring | Available for sale: | Separate account assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	715
Recurring | Available for sale: | Separate account assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	29
Recurring | Available for sale: | Separately managed accounts
Disclosure of detailed information about financial instruments [line items]
Financial assets	118
Recurring | Available for sale: | Separately managed accounts | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Recurring | Available for sale: | Separately managed accounts | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Recurring | Available for sale: | Separately managed accounts | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 118